Share-based payments (Details 2)	1 Months Ended						12 Months Ended
	Jul. 31, 2024 Number	Feb. 29, 2024 Number	Jan. 31, 2024 Number	Aug. 31, 2022 Number	Aug. 31, 2022 Number	Feb. 28, 2022 Number	Dec. 31, 2024 Number £ / shares shares	Dec. 31, 2023 Number £ / shares shares	Dec. 31, 2022 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year			111,590				111,590	144,590	131,661
Granted	85,922,000	130,313,200	144,000,000	100,000	150,000	375,000	360,235,200		31,250
Lapsed							(25)	(6,250)	(6,939)
Forfeited							(31,523,377)	(26,750)	(11,382)
Ending of the year							328,823,388	111,590	144,590
Weighted average exercise price of outstanding options | £ / shares							£ 0.005	£ 5.241	£ 4.836
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares							30.00	4.04	105.612
Weighted average exercise price of options forfeited | £ / shares							0.006	3.33	5.974
Weighted average exercise price of options granted | £ / shares							£ 0.003		£ 2.670
Weighted average remaining contractual life of outstanding options							9 years 2 months 12 days	7 years 3 months 18 days	8 years 1 month 6 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the year			5,294				5,294
Granted							14,981
Lapsed
Forfeited
Ending of the year							20,275	5,294
Warrants exercisable | shares							20,275	5,294
Weighted average exercise price of outstanding options | £ / shares							£ 71.10	£ 145.74
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares
Weighted average exercise price of options forfeited | £ / shares
Weighted average exercise price of options granted | £ / shares							£ 44.72	£ 145.74
Weighted average remaining contractual life of outstanding options							2 years 2 months 12 days	2 years 2 months 12 days
Warrants Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 March 2023	24 March 2023
Beginning of the year			1				1
Granted								1
Lapsed
Forfeited
Ending of the year							1	1
Exercise Price | £ / shares							£ 10,000.00	£ 10,000.00
Warrants Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 March 2023	24 March 2023
Beginning of the year			51				51
Granted								51
Lapsed
Forfeited
Ending of the year							51	51
Exercise Price | £ / shares							£ 5,800.00	£ 5,800.00
Warrants Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date							14 June 2023	14 June 2023
Beginning of the year			442				442
Granted								442
Lapsed
Forfeited
Ending of the year							442	442
Exercise Price | £ / shares							£ 375.00	£ 375.00
Warrants Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date							21 December 2023	21 December 2023
Beginning of the year			4,800				4,800
Granted								4,800
Lapsed
Forfeited
Ending of the year							4,800	4,800
Exercise Price | £ / shares							£ 62.50	£ 62.50
Warrants Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 May 2024
Beginning of the year
Granted							6,456
Lapsed
Forfeited
Ending of the year							6,456
Exercise Price | £ / shares							£ 62.50
Warrants Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date							22 July 2024
Beginning of the year
Granted							8,525
Lapsed
Forfeited
Ending of the year							8,525
Exercise Price | £ / shares							£ 31.25